Other Operating Income and Expenses - Details of Other Operating Income and Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Operating Income:
Gain on disposal of property and equipment and intangible assets	₩ 21,898	₩ 15,985	₩ 40,109
Other operating income	50,366	56,259	115,763
Other Operating Expenses:
Research and development	369,507	340,864	406,672
Bad debt for accounts receivable – trade	37,906	27,053	31,546
Loss on disposal of property and equipment and intangible assets	9,369	20,465	47,369
Impairment loss on property and equipment and intangible assets	10,369	17,027	3,135
Other operating expenses	1,651,273	1,528,976	1,431,587
Parent Company [Member]
Other Operating Income:
Gain on disposal of property and equipment and intangible assets	21,898	15,985	39,136
Others	28,468	40,274	76,627
Other operating income	50,366	56,259	115,763
Other Operating Expenses:
Communication	32,238	31,881	32,462
Utilities	511,240	401,025	350,678
Taxes and dues	29,009	49,445	33,935
Repair	431,964	435,572	425,606
Research and development	369,507	340,864	347,711
Training	39,286	39,632	31,761
Bad debt for accounts receivable – trade	37,906	27,053	29,402
Travel	22,499	15,684	7,813
Supplies and other	130,330	113,839	101,656
Loss on disposal of property and equipment and intangible assets	9,369	20,465	28,158
Impairment loss on property and equipment and intangible assets	10,369	17,027	3,135
Donations	14,766	13,125	12,800
Bad debt for accounts receivable – other	5,256	3,011	3,995
Others	7,534	20,353	22,475
Other operating expenses	₩ 1,651,273	₩ 1,528,976	₩ 1,431,587